CAPITAL SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS - NARRATIVE (Details) - USD ($) $ in Millions	Feb. 20, 2019	Feb. 09, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			5,000,000	5,000,000.0
Common stock, shares issued (in shares)			2,500,000.0	2,500,000.0
Common stock, shares outstanding (in shares)			2,500,000.0	2,500,000.0
Unassigned surplus (deficit), unrealized gains (losses)			$ (21.1)	$ (25.5)	$ (33.6)
Subsequent Event
Class of Stock [Line Items]
Capital contribution	$ 70.0
Subsequent Event | Unassigned Surplus (Deficit)
Class of Stock [Line Items]
Capital contribution		$ 70.0